UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6501

Name of Fund:  MuniYield Michigan Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield Michigan Insured Fund II, Inc., 800 Scudders Mill
   Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniYield Michigan Insured Fund II, Inc.

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Michigan - 141.4%

       AAA      Aaa    $ 2,400   Adrian, Michigan, City School District, GO, 5% due 5/01/2034(d)                 $    2,395

                                 Anchor Bay, Michigan, School District, GO (School Building and Site)(c)(f):
       AAA      Aaa      4,250       Series I, 6% due 5/01/2009                                                       4,817
       AAA      Aaa      3,165       Series II, 5.75% due 5/01/2010                                                   3,585

       AAA      Aaa      4,775   Birmingham, Michigan, City School District, School Building and Site, GO
                                 5% due 11/01/2033(d)                                                                 4,767

       AA+      Aa1      2,150   Bullock Creek, Michigan, School District, GO, 5.50% due 5/01/2026(e)                 2,263

       AAA      Aaa      2,175   Carman-Ainsworth, Michigan, Community School, GO, 5.50% due 5/01/2018(c)             2,391

       AAA      Aaa      1,000   Central Montcalm, Michigan, Public Schools, GO, 5.75% due 5/01/2024(e)               1,091

       AAA      Aaa      3,850   Charlotte, Michigan, Public School District, GO, 5.375% due 5/01/2029(c)             3,948

       AAA      Aaa      1,500   Comstock Park, Michigan, Public Schools, GO, 5.75% due 5/01/2029(c)                  1,610

       BBB      Baa2     2,420   Delta County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A,
                                 6.25% due 4/15/2027                                                                  2,512

                                 Detroit, Michigan, City School District, School Building and Site Improvement,
                                 GO, Series A(c):
       AAA      Aaa      1,480       5.375% due 5/01/2024                                                             1,560
       AAA      Aaa      2,000       5% due 5/01/2032                                                                 1,995

                                 Detroit, Michigan, Water Supply System Revenue Bonds,:
       AAA      NR*      1,000       DRIVERS, Series 200, 10.127% due 7/01/2028(c)(h)                                 1,296
       AAA      Aaa      4,600       Senior Lien, Series A, 5% due 7/01/2034(e)                                       4,554
       AAA      Aaa      1,300       Series B, 5.25% due 7/01/2032(e)                                                 1,329
       AAA      Aaa      4,400       Series B, 5% due 7/01/2034(e)                                                    4,356

       BBB      Baa2     2,500   Dickinson County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (International Paper Company Project),
                                 Series A, 5.75% due 6/01/2016                                                        2,600


Portfolio Abbreviations


To simplify the listings of MuniYield Michigan Insured Fund II,
Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HDA        Housing Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds


MuniYield Michigan Insured Fund II, Inc.

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Michigan (concluded)

       BBB      Baa2   $ 1,500   Dickinson County, Michigan, Economic Development Corporation, PCR, Refunding
                                 (Champion International Corporation Project), 5.85% due 10/01/2018              $    1,531

       A        NR*      2,170   Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding
                                 Bonds, 5.80% due 11/01/2024(g)                                                       2,220

                                 East Grand Rapids, Michigan, Public School District, GO(d)(f):
       AAA      Aaa      1,610       5.75% due 5/01/2009                                                              1,807
       AAA      Aaa      6,300       6% due 5/01/2009                                                                 7,141

                                 Eaton Rapids, Michigan, Public Schools, School Building and Site, GO(d):
       AAA      Aaa      2,000       5.25% due 5/01/2023                                                              2,106
       AAA      Aaa      1,000       5% due 5/01/2026                                                                 1,008
       AAA      Aaa      1,250       5% due 5/01/2029                                                                 1,253

       A        NR*        385   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 5.375% due 7/01/2020(g)                                     387

       AAA      Aaa      1,200   Fowlerville, Michigan, Community Schools, School District GO, 5% due
                                 5/01/2030(c)                                                                         1,202

       AAA      Aaa      3,650   Gibraltar, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2028(c)                                                                         3,664

                                 Grand Blanc, Michigan, Community Schools, GO(c):
       AAA      Aaa      1,000       5.625% due 5/01/2017                                                             1,108
       AAA      Aaa      1,000       5.625% due 5/01/2018                                                             1,108
       AAA      Aaa      1,100       5.625% due 5/01/2019                                                             1,218

       AAA      Aaa      1,600   Grand Ledge, Michigan, Public Schools District, GO, Refunding, 5.375% due
                                 5/01/2024(e)                                                                         1,664

                                 Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A(a):
       AAA      Aaa      1,340       5.50% due 10/01/2018                                                             1,476
       AAA      Aaa        320       5.50% due 10/01/2019                                                               351

       AAA      Aaa      1,500   Grand Rapids, Michigan, Sanitation Sewer System Revenue Refunding and
                                 Improvement Bonds, Series A, 5.50% due 1/01/2022(c)                                  1,672

       AAA      Aaa      7,425   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010(c)(f)         8,506

       AA+      Aa1      1,275   Haslett, Michigan, Public School District, Building and Site, GO, 5.625% due
                                 5/01/2018(e)                                                                         1,411

       AAA      Aaa      2,000   Howell, Michigan, Public Schools, GO, 5.875% due 5/01/2009(e)(f)                     2,256

       AAA      Aaa      2,660   Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029(d)                                                                         2,666

       AAA      Aaa      3,975   Jackson, Michigan, Public Schools, GO, 5.375% due 5/01/2022(c)                       4,231

       NR*      Aaa      7,550   Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue
                                 Refunding Bonds (Bronson Methodist Hospital), 5.50% due 5/15/2028(e)                 7,711

       AAA      Aaa      3,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health),
                                 Series A, 5.50% due 1/15/2031(e)                                                     3,103

       AAA      Aaa      1,440   Ludington, Michigan, Area School District, GO, 5.25% due 5/01/2023(e)                1,513

       BBB      NR*      1,000   Michigan Higher Education Facilities Authority, Limited Obligation Revenue
                                 Refunding Bonds (Hope College), Series A, 5.90% due 4/01/2032                        1,019

                                 Michigan Higher Education Facilities Authority, Revenue Refunding Bonds
                                 (College for Creative Studies):
       NR*      Baa2       550       5.85% due 12/01/2022                                                               556
       NR*      Baa2     1,000       5.90% due 12/01/2027                                                             1,002

       AAA      Aaa      3,000   Michigan Higher Education Student Loan Authority, Student Loan Revenue
                                 Bonds, AMT, Series XVII-B, 5.40% due 6/01/2018(a)                                    3,098

                                 Michigan State Building Authority, Revenue Bonds:
       AAA      Aaa      1,185       (Facilities Program), Series II, 4.67%** due 10/15/2009(a)(b)                      989
       AAA      Aaa      1,675       (Facilities Program), Series II, 4.77%** due 10/15/2010(a)(b)                    1,330
       AA+      Aaa      2,675       GO, RIB, Series 481, 9.64% due 4/15/2009(e)(h)                                   3,294

                                 Michigan State Building Authority, Revenue Refunding Bonds:
       AAA      Aaa      2,000       (Facilities Program), Series II, 5% due 10/15/2029(e)                            2,004
       NR*      Aaa      3,500       RIB, Series 517X, 9.64% due 10/15/2010(d)(h)                                     4,347

                                 Michigan State COP:
       AAA      Aaa      3,870       5.50% due 6/01/2027(a)                                                           4,045
       AAA      NR*      5,380       RIB, Series 530, 10.12% due 9/01/2011(e)(h)                                      6,874

       AAA      Aaa      1,500   Michigan State Comprehensive Transportation Revenue Refunding Bonds,
                                 Series A, 5.50% due 11/01/2018(d)                                                    1,650

       AAA      Aaa      1,155   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due
                                 10/01/2037(e)                                                                        1,161

       AAA      Aaa      1,000   Michigan State, HDA, Revenue Refunding Bonds, AMT, Series B, 5.50% due
                                 6/01/2030(e)                                                                         1,019

       AAA      Aaa      1,000   Michigan State Hospital Finance Authority, Hospital Revenue Bonds
                                 (Mid-Michigan Obligation Group), Series A, 5.50% due 4/15/2018(a)                    1,070

                                 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds:
       A+       A2       1,300       (Crittenton Hospital), Series A, 5.625% due 3/01/2027                            1,323
       A        A1       1,250       (Sparrow Obligation Group), 5.625% due 11/15/2031                                1,262

       AAA      Aaa      2,000   Michigan State Hospital Finance Authority Revenue Bonds (Mercy Health
                                 Services), Series R, 5.375% due 8/15/2026(a)(b)                                      2,115

                                 Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
       AAA      Aaa      8,000       (Ascension Health Credit), Series A, 6.125% due 11/15/2009(e)(f)                 9,225
       AAA      Aa2      2,500       (Ascension Health Credit), Series A, 6.125% due 11/15/2009(f)                    2,883
       AAA      Aaa      3,760       (Ascension Health Credit), Series A, 6.25% due 11/15/2009(e)(f)                  4,359
       AAA      Aaa      3,215       (Mercy Health Services), Series X, 6% due 8/15/2014(e)                           3,615
       AAA      Aaa      1,000       (Mercy Mount Clemens), Series A, 6% due 5/15/2014(e)                             1,121
       AAA      Aaa      2,000       (Mercy Mount Clemens), Series A, 5.75% due 5/15/2029(e)                          2,100
       AAA      Aaa      1,250       (Mid-Michigan Obligation Group), Series A, 5.375% due 6/01/2027(d)               1,273
       AAA      Aaa      5,500       (Trinity Health), Series A, 6% due 12/01/2027(a)                                 5,981
       AA-      Aa3      1,000       (Trinity Health Credit), Series C, 5.375% due 12/01/2023                         1,029
       AA-      Aa3      3,450       (Trinity Health Credit), Series C, 5.375% due 12/01/2030                         3,483

                                 Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds:
       AAA      Aaa      8,000       (Detroit Edison Company), AMT, Series A, 5.55% due 9/01/2029(e)                  8,214
       AAA      Aaa      2,000       (Detroit Edison Company Fund - Pollution), Series AA, 6.95% due
                                     5/01/2011(c)                                                                     2,392
       A-       A3       2,200       (Detroit Edison Pollution Control), Series C, 5.45% due 9/01/2029                2,220
       A-       A3       1,375       (Dow Chemical Company Project), AMT, 5.50% due 12/01/2028                        1,428
       NR*      Aaa      5,000       RIB, Series 382, 11.39% due 9/01/2025(e)(h)                                      5,639

       BBB      Baa1     2,500   Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.), 6.20%
                                 due 9/01/2020                                                                        2,654

       AAA      Aaa      1,500   Milan, Michigan, Area Schools, GO, Series A, 5.75% due 5/01/2010(c)(f)               1,699

       AAA      Aaa      6,500   Monroe County, Michigan, Economic Development Corp., Limited Obligation
                                 Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due
                                 9/01/2022(c)                                                                         8,365

       AAA      Aaa      2,500   Oxford, Michigan, Area Community School District, GO, 5.40% due 5/01/2025(c)         2,608

       AAA      Aaa      1,000   Plainwell, Michigan, Community Schools, School District (School Building and
                                 Site), GO, 5.50% due 5/01/2018(d)                                                    1,099

       A        NR*      1,000   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                 (Tax Increment-Development Area Number 3), 5.375% due 6/01/2017(g)                   1,021

       AAA      Aaa      1,000   Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due
                                 5/01/2026(d)                                                                         1,008

       AA+      Aa1      1,900   Rochester, Michigan, Community School District, GO, Series II, 5.50% due
                                 5/01/2018(e)                                                                         2,085

       AAA      Aaa      1,500   Romulus, Michigan, Community Schools, GO, 5.75% due 5/01/2009(c)(f)                  1,684

                                 Saginaw Valley State University, Michigan, General Revenue Refunding Bonds(c):
       NR*      Aaa      1,450       5% due 7/01/2024                                                                 1,476
       NR*      Aaa      1,000       5% due 7/01/2034                                                                   998

       NR*      Aaa      6,500   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
                                 Edison Company), RIB, Series 282, 11.42% due 8/01/2024(a)(h)                         8,260

       AAA      Aaa      2,650   South Lyon, Michigan, Community Schools, GO, Series A, 5.75% due
                                 5/01/2023(e)                                                                         2,910

                                 Southfield, Michigan, Public Schools, School Building and Site, GO,
                                 Series A(d):
       AAA      Aaa      1,950       5.25% due 5/01/2027                                                              2,019
       AAA      Aaa      1,000       5% due 5/01/2029                                                                 1,002

       AAA      Aaa      1,000   Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due
                                 5/01/2030(c)                                                                         1,000

       AAA      Aaa      6,500   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan
                                 Wayne County), AMT, Series A, 5.375% due 12/01/2015(e)                               6,917

       AAA      Aaa      1,180   Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport
                                 Hotel, Series A, 5% due 12/01/2030(e)                                                1,181

       AAA      Aaa      1,330   Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029(e)                                                                         1,333


Guam 0.8%

       AAA      Aaa      1,440   A.B. Won Guam International Airport Authority, General Revenue Refunding
                                 Bonds, Series A, 5.25% due 10/01/2019(e)                                             1,542


Puerto Rico 3.4%

       AAA      Aaa      2,270   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts,
                                 Class R, Series 16 HH, 10.07% due 7/01/2013(d)(h)                                    2,917

       BBB+     Baa2     2,900   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                                 Bonds, Series E, 5.75% due 2/01/2007(f)                                              3,146

                                 Total Municipal Bonds (Cost - $239,787) - 145.6%                                   259,426



                        Shares
                          Held                          Short-Term Securities
                         5,157   CMA Michigan Municipal Money Fund***                                                 5,157

                                 Total Short-Term Securities (Cost - $5,157) - 2.9%                                   5,157

       Total Investments (Cost - $244,944+) - 148.5%                                                                264,583
       Other Assets Less Liabilities - 1.5%                                                                           2,699
       Preferred Stock, at Redemption Value - (50.0%)                                                              (89,133)
                                                                                                                 ----------
       Net Assets Applicable to Common Stock - 100.0%                                                            $  178,149
                                                                                                                 ==========

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Prerefunded.

(g) ACA Insured

(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

* Not Rated.

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

*** Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                     Activity      Income

CMA Michigan Municipal Money Fund             (3,352)        $ 29


+ The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes were as follows:

                                                     (in Thousands)

Aggregate cost                                       $      244,944
                                                     ==============
Gross unrealized appreciation                        $       19,673
Gross unrealized depreciation                                  (34)
                                                     --------------
Net unrealized appreciation                          $       19,639
                                                     ==============


Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                          (in Thousands)

                                                Notional      Unrealized
                                                 Amount      Depreciation

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate
  of 4.081%

Broker, J.P. Morgan Chase Bank
  Expires August 2014                           $ 6,000        $  (164)

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate
  of 4.229%

Broker, J.P. Morgan Chase Bank
  Expires August 2014                           $ 7,100           (281)

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate
  of 3.885%

Broker, J.P. Morgan Chase Bank
  Expires October 2014                          $13,500            (86)
                                                               --------
Total                                                          $  (531)
                                                               ========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Michigan Insured Fund II, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Michigan Insured Fund II, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Michigan Insured Fund II, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniYield Michigan Insured Fund II, Inc.


Date: September 17, 2004